Federally Assisted Acquisitions (Tables)	12 Months Ended
Sep. 30, 2012
McIntosh Commercial Bank
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table presents the assets acquired and liabilities assumed, as recorded by MCB on the acquisition date and as adjusted for purchase accounting adjustments.

	As recorded by MCB		Fair value adjustments		As recorded by CharterBank
Assets
Cash and due from banks	$32,285,757		$36,629,236	(a)	$68,914,993
FHLB and other bank stock	1,321,710		(200,410	)(b)	1,121,300
Mortgage-backed securities	24,744,318		(75,028	)(c)	24,669,290
Loans	207,644,252		(110,645,341	)(d)	96,998,911
Other real estate owned	55,267,968		(40,136,424	)(e)	15,131,544
FDIC receivable for loss sharing agreements	—		108,252,007	(f)	108,252,007
Core deposit intangible	—		258,811	(g)	258,811
Other assets	1,313,923		(427,702	)(h)	886,221

Total assets	$322,577,928		$(6,344,851)		$316,233,077

Liabilities
Deposits:
Noninterest-bearing	$5,443,673		$—		$5,443,673
Interest-bearing	289,862,953		683,100	(i)	290,546,053

Total deposits	295,306,626		683,100		295,989,726
FHLB advance and other borrowings	9,491,486		—		9,491,486
Deferred tax liability	—		3,737,126	(j)	3,737,126
Other liabilities	1,409,048		—		1,409,048

Total liabilities	306,207,160		4,420,226		310,627,386

Excess of assets acquired over liabilities assumed	$16,370,768	(k)

Aggregate fair value adjustments			$(10,765,077)

Net assets of MCB acquired					$5,605,691

Explanation of fair value adjustments

(a) – Adjustment reflects the initial wire received from the FDIC on the acquisition date.

(b) – Adjustment reflects the estimated fair value of other bank stock.

(c) – Adjustment reflects fair value adjustments based on the Bank’s evaluation of the acquired mortgage-backed securities portfolio.

(d) – Adjustment reflects fair value adjustments based on the Bank’s evaluation of the acquired loan portfolio. The fair value adjustment includes adjustments for estimated credit losses, liquidity and servicing costs.

(e) – Adjustment reflects the estimated other real estate owned losses based on the Bank’s evaluation of the acquired other real estate owned portfolio.

(f) – Adjustment reflects the estimated fair value of payments the Bank will receive from the FDIC under loss sharing agreements. The receivable was recorded at present value of the estimated cash flows using an average discount rate of one and a half percent.

(g) – Adjustment reflects fair value adjustments to record the estimated core deposit intangible.

(h) – Adjustment reflects fair value adjustments to record certain other assets acquired in this transaction.

(i) – Adjustment reflects fair value adjustments based on the Bank’s evaluation of the acquired time deposit portfolio.

(j) – Adjustment reflects differences between the financial statement and tax bases of assets acquired and liabilities assumed.

(k) – Amount represents the excess of assets acquired over liabilities assumed and since the asset discount bid by CharterBank of $53 million exceeded this amount, the difference resulted in a cash settlement with the FDIC on the acquisition date.

The First National Bank Of Florida ("FNB")
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table shows adjustments to the fair value of the assets and liabilities acquired and the resulting gain from the FNB acquisition as of September 9, 2011.

	As recorded by FNB		Fair value adjustments		As recorded by CharterBank
Assets
Cash and due from banks	$25,689,080		$23,637,211	(a)	$49,326,291
FHLB and FRB stock	993,612		—		993,612
Investment securities available for sale	13,002,568		(97,407	)(b)	12,905,161
Loans, net of unearned income	185,927,300		(61,459,964	)(c)	124,467,336
Other real estate owned	24,943,178		(17,387,076	)(d)	7,556,102
FDIC receivable for loss sharing agreements	—		51,555,999	(e)	51,555,999
Core deposit intangible	—		1,134,697	(f)	1,134,697
Other assets	1,291,037		(251,246	)(g)	1,039,791

Total assets acquired	$251,846,775		$(2,867,786)		$248,978,989

Liabilities
Deposits	244,715,032		—		244,715,032
Deferred tax liability	—		420,919	(j)	420,919
Other liabilities	2,768,954		400,000	(i)	3,168,954

Total liabilities assumed	247,483,986		820,919		248,304,905

Excess of assets acquired over liabilities assumed	$4,362,789	(h)

Aggregate fair value adjustments			$(3,688,705)

Net assets of FNB acquired					$674,084

Explanation of fair value adjustments

(a) – Adjustment reflects the initial wire received from the FDIC adjusted for overpayment by the FDIC on the acquisition date.

(b) – Adjustment reflects fair value adjustments based on the Bank’s evaluation of the acquired investment securities portfolio.

(c) – Adjustment reflects fair value adjustments based on the Bank’s evaluation of the acquired loan portfolio. The fair value adjustment includes adjustments for estimated credit losses, liquidity and servicing costs.

(d) – Adjustment reflects the estimated other real estate owned losses based on the Bank’s evaluation of the acquired other real estate owned portfolio.

(e) – Adjustment reflects the estimated fair value of payments the Bank will receive from the FDIC under loss sharing agreements. The receivable was recorded at present value of the estimated cash flows using an average discount rate of approximately two percent.

(f) – Adjustment reflects fair value adjustments to record the estimated core deposit intangible.

(g) – Adjustment reflects fair value adjustments to record certain other assets acquired in this transaction.

(h) – Amount represents the excess of assets acquired over liabilities assumed and since the asset discount bid by CharterBank of $28 million exceeded this amount, the difference resulted in a cash settlement with the FDIC on the acquisition date.

(i) – Adjustment reflects fair value adjustments to record certain other liabilities in this transaction.

(j) – Adjustment reflects differences between the financial statement and tax bases of assets acquired and liabilities assumed.